Revenue and other operating income (Tables)	12 Months Ended
Dec. 31, 2017
Analysis of income and expense [abstract]
Schedule Of Revenue Sources

(in thousands of USD)	2017	2016	2015
Pool Revenue	249,303	340,217	455,617
Spot Voyages	145,360	203,821	264,799
Time Charters (Note 19)	118,705	140,227	126,091
Total revenue	513,368	684,265	846,507

(in thousands of USD)	2017	2016	2015
Other operating income	4,902	6,996	7,426